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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2005

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Watershed Asset Management, LLC
Address: 1 Maritime Plaza Suite 1525
         San Francisco. CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Meridee Moore
Title:   Senior Managing Member
Phone:   415-391-8900

Signature, Place, and Date of Signing:

    /s/ Meridee Moore                 San Francisco, CA            04/11/2005
------------------------------   ----------------------------   ----------------
         [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBAINATION REPORT. (Check here if a portiion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:            17

Form 13F Information Table Value Total:       128,646

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1          COL. 2    COL. 3     COL 4    COLUMN 5                      COL. 6   COL 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                                Value   Shares/PRN                    INVESTMT  OTHER
      Name Of Issuer        Class    CUSIP    ($1,000)      Amt     SH/PRN  PUT/CALL   DSCRETN   MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.   Common  00751Y106    8,778      174,000    SH                Sole             174,000
Arbor Realty Trust, Inc.   Common  038923108    5,609      226,626    SH                Sole             226,626
B&G Foods, Inc.            Common  05508R205    3,314      222,400    SH                Sole             222,400
CSK Auto Corporation       Common  125965103    6,972      395,000    SH                Sole             395,000
Carmike Cinemas, Inc.      Common  143436400   22,088      592,485    SH                Sole             592,485
Crown Holdings, Inc.       Common  228368106    6,255      402,000    SH                Sole             402,000
Denny's Corporation        Common  24869P104    5,154    1,085,000    SH                Sole           1,085,000
Edison International       Common  281020107   15,131      435,800    SH                Sole             435,800
GenTek, Inc.               Common  37245X203    4,121      249,752    SH                Sole             249,752
I2 Technologies, Inc.      Common  465754109      612       72,000    SH                Sole              72,000
NRG Energy, Inc.           Common  629377508    8,879      260,000    SH                Sole             260,000
PG&E Corporation           Common  69331C108    9,145      268,176    SH                Sole             268,176
Regal Entertainment Group  Common  758766109   13,360      635,300    SH                Sole             635,300
Regis Corporation          Common  758932107    3,663       89,500    SH                Sole              89,500
Royal Group Technologies   Common  779915107    3,697      350,400    SH                Sole             350,400
Walter Industries          Common  93317Q105    7,531      177,000    SH                Sole             177,000
Washington Group
   International           Common  938862208    4,337       96,400    SH                Sole              96,400
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